UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06223

Legg Mason Tax-Free Income Fund

(Name of Registrant)

100 Light Street, Baltimore, MD	21202
(Address of Principal Executive Offices)	(Zip code)

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: March 31, 2008

Date of reporting period: September 30, 2007

Item 1.	Report to Shareholders.

Semi-Annual Report to Shareholders

To Our Shareholders,

We are pleased to provide you with the semi-annual report for Legg Mason Maryland Tax-Free Income Trust for the six months ended September 30, 2007.

The following table summarizes key statistics for the Fund, as of September 30, 2007:

	SEC YieldA	Average Weighted Maturity	Net Asset Value Per Share
Maryland Tax-Free Trust	3.89%	12 Years	$16.08

A

The SEC yield reported is for the 30 days ended September 30, 2007. The Fund’s yield reflects voluntary fee waivers and/or reimbursements which may be reduced or terminated at any time. If no fees had been waived by the adviser, the 30-day SEC yield for Maryland Tax-Free would have been 3.66%.

Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report.

Beginning in the summer and continuing into the fall, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wide range of financial institutions and markets. As a result, other fixed income instruments have experienced increased price volatility.

For the six months ended September 30, 2007, total return for Maryland Tax-Free was 0.86%. Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Past performance does not guarantee future results.

The Fund may purchase only securities which have received investment grade ratings from Moody’s Investors Service or Standard & Poor’s or which are judged by their investment adviser to be of comparable quality. Moody’s ratingsB of securities currently owned by the Fund are:

Maryland Tax-Free
Aaa	41.9%
Aa	17.1%
A	17.6%
Baa	10.7%
Not Rated	7.9%
Short-term securities	4.8%

B	S&P ratings are used for any security not rated by Moody’s.

Semi-Annual Report to Shareholders

Many Primary Class shareholders invest regularly in the Fund on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting
President

October 19, 2007

Semi-Annual Report to Shareholders

Expense Example

Legg Mason Maryland Tax-Free Income Trust

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2007, and held through September 30, 2007. The ending value assumes dividends were reinvested at the time they were paid.

Actual Expenses

The first line for the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example, with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/07	Ending Account Value 9/30/07	Expenses PaidA During the Period 4/1/07 to 9/30/07
Maryland Tax-Free:
Actual	$1,000.00	$1,008.60	$3.52
Hypothetical (5% return before expenses)	$1,000.00	$1,021.56	$3.55

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratio of 0.70% for Maryland Tax-Free, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

Semi-Annual Report to Shareholders

Legg Mason Maryland Tax-Free Income Trust

Sector Diversification

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	% of Net Assets	Market Value
Education Revenue	17.2%	$25,630
Escrowed	6.1	9,065
General Obligation- Local	6.5	9,726
General Obligation- School	5.1	7,627
General Obligation- State	1.4	2,109
Health Care and Hospital Revenue	21.6	32,318
Health Care-Services	0.7	1,087
Housing Revenue	4.1	6,085
Industrial Development	1.0	1,427
Lease Revenue	3.1	4,634
Port Facilities Revenue	4.1	6,113
Pre-Refunded Bonds	7.2	10,812
Solid Waste Revenue	2.5	3,652
Transportation Revenue	2.2	3,346
Water and Sewer	11.2	16,809
Short-Term Investments	4.8	7,200
Other Assets less Liabilities	1.2	1,804

	100.0%	$149,444

Guide to Investment Abbreviations:

AMBAC	AMBAC Indemnity Corporation
AMT	Alternative Minimum Tax
FGIC	Federal Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
VRDN	Variable Rate Demand Note

Semi-Annual Report to Shareholders

Performance Information

Legg Mason Maryland Tax-Free Income Trust

The graph on the following page compares the Fund’s total returns to that of the Lehman Brothers Municipal Bond Index. The graph illustrates the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. Prior to November 3, 1997, shares of the Fund were subject to a maximum initial sales charge of 2.75%. The returns shown on the following page do not reflect the imposition of this initial sales charge. The line representing the index does not take into account any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+2.49%	+2.49%
Five Years	+18.42%	+3.44%
Ten Years	+56.03%	+4.55%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Maryland Tax-Free Income Trust

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par	Value
Municipal Bonds — 94.0%
Maryland — 92.6%
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvement Bonds, Series 2007	4.500%	3/1/23	$1,000	$1,016
Baltimore County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, Series 1998 (Pre-refunded 7/1/08)	4.750%	7/1/18	3,150	3,212	A
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds (70th Issue)	4.250%	9/1/26	1,000	979
Baltimore County, Maryland, Revenue Bonds, (Oak Crest Village Inc.), Series 2007A	5.000%	1/1/22	500	503
Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives, Series 2006A	5.000%	9/1/20	1,050	1,087
City of Annapolis, Maryland, Economic Development Revenue and Refunding Revenue Bonds (St. John’s College Facility)
Series 1998	5.500%	10/1/18	240	244
Series 1998	5.500%	10/1/23	490	499
Series 1998 (Pre-refunded 10/1/08)	5.500%	10/1/18	760	775	A
Series 1998 (Pre-refunded 10/1/08)	5.500%	10/1/23	1,510	1,539	A
Series 2007B	5.000%	10/1/27	1,135	1,141
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Wastewater Projects)
Series 1994A (FGIC insured)	5.000%	7/1/22	1,910	2,059
Series 1996A (Pre-refunded 7/1/09)	5.500%	7/1/26	1,000	1,035	A
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Water Projects)
Series 1994A	5.000%	7/1/24	3,800	4,099
Series 1994A	5.000%	7/1/24	1,890	2,037
City of Baltimore, Maryland, Project Revenue Bonds, Series 2007 C (AMBAC insured)	5.000%	7/1/23	1,000	1,058

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Maryland Tax-Free Income Trust — Continued

	Rate	Maturity Date	Par	Value
Maryland — Continued
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds
Series 1999D AMT	5.375%	9/1/24	$2,000	$2,025
Series 2001B AMT	5.375%	9/1/22	310	314
Series 2001H AMT	5.200%	9/1/22	1,790	1,806
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds, Series 2007D AMT	4.750%	9/1/27	2,000	1,940
Department of Transportation of Maryland, Consolidated Transportation Bonds, Series 2002	5.500%	2/1/15	3,000	3,346
Frederick County, Maryland, GO Bonds, Public Facilities Refunding Bonds, Series 1998A	5.000%	7/1/15	1,000	1,087
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds, Series 2004A	5.000%	8/15/19	1,000	1,097
IDA of Prince George’s County, Maryland, Subordinated Lease Revenue Bonds (Upper Marlboro Justice Center Expansion Project), (MBIA insured)
Series 2003B	5.125%	6/30/15	3,340	3,579
Series 2003B	5.000%	6/30/19	1,000	1,055
Maryland Economic Development Corporation, Economic Development Revenue (Lutheran World Relief Inc. and Immigration and Refugee Service), Series 2007	5.250%	4/1/29	565	570
Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds (University of Maryland, College Park Project), Series 2001 (AMBAC insured)	5.375%	7/1/16	985	1,044

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par	Value
Maryland — Continued
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Krieger Issue, Series 1997	5.125%	7/1/22	$3,000	$3,004
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.500%	8/15/25	785	812
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, The Johns Hopkins University Issue
Series 1997	5.625%	7/1/17	1,000	1,021
Series 1998	6.000%	7/1/08	1,000	1,019
Series 1998	5.125%	7/1/20	3,000	3,087
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Board of Child Care Issue, Series 2002	5.500%	7/1/18	1,110	1,168
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health Systems Issue, Series 2004	5.500%	7/1/39	2,000	2,051
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue
Series 2002	5.750%	7/1/22	1,000	1,038
Series 2002	6.000%	7/1/26	2,000	2,089
Series 2002	5.750%	7/1/27	1,050	1,082
Series 2002	5.800%	7/1/32	2,000	2,054
Series 2002	6.000%	7/1/37	1,000	1,034
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, College of Notre Dame of Maryland Issue, Series 1998 (MBIA insured)	5.300%	10/1/18	925	1,029
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Hebrew Home of Greater Washington Issue, Series 2002	5.800%	1/1/32	2,250	2,303
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health Issue, Series 1997 (AMBAC insured)	5.125%	7/1/11	2,000	2,110

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Maryland Tax-Free Income Trust — Continued

	Rate	Maturity Date	Par	Value
Maryland — Continued
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital Issue, Series 1993	5.500%	7/1/21	$2,825	$2,856
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Medicine, Howard County General Hospital Acquisition Issue, Series 1998 (MBIA insured)	5.000%	7/1/29	2,000	2,035
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2004A	5.250%	7/1/18	1,640	1,720
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola College Issue, Series 2006A	5.000%	10/1/40	2,000	1,997
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art Issue, Series 2006	5.000%	6/1/30	3,500	3,481
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Series 2006	5.000%	7/1/26	2,435	2,469
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Suburban Hospital Issue, Series 2004A	5.500%	7/1/16	500	536
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue
Series 1990	0.000%	7/1/19	4,000	2,266	B
Series 2001	5.000%	5/15/12	1,500	1,565
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins University Issue, Series 2004A	5.000%	7/1/33	3,000	3,080

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par	Value
Maryland — Continued
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County Issue, Series 2002	5.500%	7/1/22	$250	$258
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue
Series 2000 (Pre-refunded 7/1/10)	6.750%	7/1/30	1,250	1,366	A
Series 2001 (Pre-refunded 7/1/11)	5.750%	7/1/21	3,000	3,227	A
Series 2002 (Pre-refunded 7/1/12)	6.000%	7/1/32	1,000	1,104	A
Maryland IDA, Economic Development Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002B	5.000%	11/1/19	500	518
Maryland IDA, Refunding Revenue Bonds (American Center for Physics Headquarters Facility), Series 2001	5.250%	12/15/15	320	339
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds, Series 1995A (FGIC insured)	0.000%	10/15/11	940	737	B
Mayor and City Council of Baltimore, Port Facilities Revenue Bonds (Consolidation Coal Sales Company Project)
Series 1984A	6.500%	10/1/11	5,000	5,070
Series 1984B	6.500%	10/1/11	1,000	1,043
Montgomery County, Maryland, GO Bonds, Consolidated Public Improvement, Refunding Bonds
Series 1992A	0.000%	7/1/10	3,000	2,721	B
Series 1999A (Pre-refunded 5/1/09)	5.000%	5/1/18	3,000	3,101	A
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/16	3,425	3,652

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Maryland Tax-Free Income Trust — Continued

	Rate	Maturity Date	Par	Value
Maryland — Continued
Prince George’s County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, (FSA insured)
Series 1999 (Pre-refunded 10/1/09)	5.500%	10/1/13	$2,000	$2,098	A
Series 1999 (Pre-refunded 10/1/09)	5.500%	10/1/13	170	178	A
Queen Anne’s County, Maryland, Public Facilities Refunding Bonds, Series 2005 (MBIA insured)	5.000%	11/15/16	500	542
State of Maryland, GO Bonds, State and Local Facilities Loan
Series 2000, First Series	5.500%	8/1/10	2,000	2,109
Series 2001, First Series	5.500%	3/1/15	5,000	5,596
The Maryland-National Capital Park and Planning Commission, Prince George’s County, Maryland, Park Acquisition and Development GO Bonds, Series 2001Z-2	5.125%	5/1/21	1,310	1,369
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds, Series 2006A	5.000%	10/1/21	2,500	2,660
Washington Suburban Sanitary District, Maryland, (Montgomery and Prince George’s Counties), Water Supply Refunding Bonds
Series 1997	5.250%	6/1/16	1,650	1,835
Series 1997	5.750%	6/1/17	2,000	2,302
Series 1997	6.000%	6/1/18	2,705	3,184
Series 1997	6.000%	6/1/19	3,665	4,334
Westminster, Maryland, Education Facilities Refunding Revenue Bonds, (McDaniel College Inc.)
Series 2006	5.000%	11/1/21	1,000	1,028
Series 2006	5.000%	11/1/31	2,000	1,986

				138,409

Semi-Annual Report to Shareholders

	Rate	Maturity Date	Par	Value
Puerto Rico — 1.4%
Commonwealth of Puerto Rico, GO Bonds, Public Improvement Bonds, Series 2005A	5.000%	7/1/25	$2,000	$2,031

Total Municipal Bonds (Cost — $133,631)				140,440

Variable Rate Demand ObligationsC — 4.8%
Alaska — 1.3%
Valdez, Alaska, Marine Terminal Refunding Revenue Bonds, (Exxon Pipeline Co. Project), Series 1985 VRDN	3.850%	10/1/07	2,000	2,000

Maryland — 3.5%
Baltimore County, Maryland, Economic Development Revenue, (Garrison Forest School Inc. Project), Series 2006 VRDN	4.020%	10/1/07	900	900
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1985 B VRDN	3.840%	10/3/07	500	500
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins University Issue, Series 2005A VRDN	3.850%	10/4/07	2,000	2,000
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2006E VRDN (FGIC insured)	3.570%	10/4/07	800	800
Maryland Stadium Authority Sports Facilities Lease Revenue (Football Stadium), Series 2007 VRDN	3.880%	10/4/07	1,000	1,000

				5,200

Total Variable Rate Demand Obligations (Cost — $7,200)				7,200

Total Investments — 98.8% (Cost — $140,831)D				147,640
Other Assets Less Liabilities — 1.2%				1,804

Net Assets — 100.0%				$149,444

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Maryland Tax-Free Income Trust — Continued

A

Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
C

The rate shown is the rate as of September 30, 2007, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

D

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,089
Gross unrealized depreciation	(280)

Net unrealized appreciation	$6,809

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Maryland Tax-Free Income Trust

September 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (cost – $133,631)		$140,440
Short-term securities at value (cost – $7,200)		7,200
Cash		152
Receivable for fund shares sold		114
Interest receivable		2,008
Other assets		1

Total assets		149,915
Liabilities:
Payable for fund shares repurchased	$136
Accrued management fee	39
Accrued distribution and service fees	31
Income distribution payable	222
Accrued expenses	43

Total liabilities		471

Net Assets		$149,444

Net assets consist of:
Accumulated paid-in-capital		$142,798
Undistributed net investment income		22
Accumulated net realized loss on investments		(185)
Unrealized appreciation of investments		6,809

Net Assets		$149,444

Net Asset Value Per Share:
Primary Class (9,291 shares outstanding)		$16.08

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Legg Mason Maryland Tax-Free Income Trust

For the Six Months Ended September 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:

Interest		$3,570

Expenses:

Management fees	$405
Distribution and service fees:
Primary Class	184
Audit and legal fees	19
Custodian fees	19
Trustees’ fees and expenses	14
Registration fees	4
Reports to shareholders	14
Transfer agent and shareholder servicing expense:
Primary Class	19
Other expenses	14

	692
Less: Fees waived	(173)
Compensating balance credits	(4)

Net expenses		515

Net Investment Income		3,055
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments		(185)
Change in unrealized appreciation/(depreciation) of investments		(1,519)

Net Realized and Unrealized Loss on Investments		(1,704)

Change in Net Assets Resulting From Operations		$1,351

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Maryland Tax-Free Income Trust

(Amounts in Thousands)

	For the Six Months Ended September 30, 2007	For The Year Ended March 31, 2007
	(Unaudited)
Change in Net Assets:
Net investment income	$3,055	$5,949
Net realized gain/(loss) on investments	(185)	289
Change in unrealized appreciation/depreciation	(1,519)	207

Change in net assets resulting from operations	1,351	6,445
Distributions to shareholders from:
Net investment income:
Primary Class	(3,055)	(5,950)
Net realized gain on investments:
Primary Class	(27)	(289)
Change in net assets from fund share transactions:
Primary Class	6,616	(1,492)

Change in net assets	4,885	(1,286)

Net Assets:

Beginning of period	144,559	145,845

End of period	$149,444	$144,559

Undistributed net investment income	$22	$22

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Maryland Tax-Free Income Trust

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended September 30, 2007		Years Ended March 31,
			2007		2006		2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$16.28		$16.25		$16.40		$16.77	$16.63	$15.89

Investment operations:
Net investment income	.33	A	.68	A	.67		.65	.68	.70
Net realized and unrealized gain/(loss)	(.20)		.06		(.15)		(.28)	.15	.74

Total from investment operations	.13		.74		.52		.37	.83	1.44

Distributions from:
Net investment income	(.33)		(.68)		(.67)		(.66)	(.69)	(.70)
Net realized gain on investments	—	B	(.03)		—	B	(.08)	—	—

Total distributions	(.33)		(.71)		(.67)		(.74)	(.69)	(.70)

Net asset value, end of period	$16.08		$16.28		$16.25		$16.40	$16.77	$16.63

Total return	.86	%C	4.64%		3.22%		2.22%	5.06%	9.20%
Ratios to Average Net Assets:D
Total expenses	.94	%E	.97%		.97%		.93%	.95%	.94%
Expenses net of waivers, if any	.70	%E	.70%		.70%		.70%	.70%	.70%
Expenses net of all reductions	.70	%E	.70%		.70%		.70%	.70%	.70%
Net investment income	4.15	%E	4.16%		4.10%		3.91%	4.05%	4.27%
Supplemental Data:
Portfolio turnover rate	6.3	%C	8.9%		4.7%		9.2%	7.5%	18.4%
Net assets, end of period (in thousands)	$149,444		$144,559		$145,845		$156,066	$169,741	$167,624

A	Computed using average daily shares outstanding.
B	Amount represents less than $.01 per share.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Tax-Free Income Trust Fund

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

The Legg Mason Tax-Free Income Fund (“Trust”), consisting of the Maryland Tax-Free Income Trust (“Maryland Tax-Free”) (“Fund”), is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end management investment company. The Fund is non-diversified.

The Fund consists of two classes of shares: Primary Class and Institutional Class. The Institutional Class of the Fund is not currently active.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees. In determining fair value, all relevant qualitative and quantitative factors known to the Fund are considered. These factors are subject to change over time and are reviewed periodically. A Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Maryland Tax-Free follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting Maryland and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by the Fund.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Tax-Free Income Trust Fund — Continued

For the six months ended September 30, 2007, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales
$16,207	$8,821

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly. When available, net capital gain distributions are declared and paid annually in June. An additional distribution may be made in December, to the extent necessary, in order to comply with Federal excise tax regulations. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Semi-Annual Report to Shareholders

2. Federal Income Taxes:

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute to shareholders substantially all of its income monthly and net realized gains on investments, if any, each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2007.

3. Transactions With Affiliates:

The Trust has an investment advisory and management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to the agreement, LMFA provides the Fund with investment management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

LMFA has voluntarily agreed to waive its fees in any month to the extent the Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates of the Fund’s average daily net assets. This waiver is currently expected to continue until August 1, 2008, but may be terminated at any time. The following chart summarizes the management fees and expense limitations for the Fund:

			Six Months Ended September 30, 2007
Fund	Advisory Fee	Expense Limitation	Management Fees Waived
Maryland Tax-Free	0.55%	0.70%	$173

On June 8, 2007, Legg Mason Investment Counsel, LLC (“LMIC”) replaced Legg Mason Investment Counsel & Trust Co., N.A. (“LM Trust”) as Investment Sub-Adviser of the Fund. LMIC is a wholly owned subsidiary of LM Trust, which is a wholly owned subsidiary of Legg Mason, Inc., and the advisory personnel who managed the Fund as employees of LM Trust continue to do so as employees of LMIC. The compensation arrangement between LMFA, the Fund’s Investment Manager, and LMIC is identical to the previous arrangement between LMFA and LM Trust. The Board of Trustees of the Fund approved the replacement of LM Trust by LMIC at a meeting held on May 24, 2007.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Tax-Free Income Trust Fund — Continued

LMIC serves as investment adviser to the Fund pursuant to a sub-advisory agreement with LMFA. LMFA (not the Fund) pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Fund. LMIS receives an annual distribution fee and an annual service fee, based on the Fund’s Primary Class’s average daily net assets, computed daily and payable monthly as follows:

Fund	Distribution Fee	Service Fee
Maryland Tax-Free	0.125%	0.125%

LM Fund Services, Inc. (“LMFS”) a registered transfer agent, has an agreement with the Fund’s transfer agent pursuant to which LMFS receives payments from the Fund’s transfer agent with respect to accounts where third parties provide certain services to the Fund. These payments are used to offset the Fund’s expenses for such services. These payments totaled $6 for the six months ended September 30, 2007.

LMFA, LM Trust, LMIS and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (the “Plan”), trustees may elect to defer receipt of all or a specified portion of their compensation. A participating trustee may select one or more funds in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. Line of Credit:

The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended September 30, 2007.

Semi-Annual Report to Shareholders

5. Fund Share Transactions:

At September 30, 2007, there were unlimited shares authorized at $.001 par value for the Fund. Share transactions for the Fund were as follows:

	Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	900	$14,509	946	$15,426
Shares issued on reinvestment	136	2,183	271	4,405
Shares repurchased	(627)	(10,076)	(1,312)	(21,323)

Net Increase/(Decrease)	409	$6,616	(95)	$(1,492)

6. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. FIN 48 became effective for fiscal periods beginning after December 15, 2006.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc.

Baltimore, MD

Investment Adviser

Legg Mason Investment Counsel, LLC

Baltimore, MD

Board of Trustees

John F. Curley, Jr., Chairman

Mark R. Fetting, President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer

Gregory T. Merz, Vice President and Chief Legal Officer

Ted P. Becker, Vice President and Chief Compliance Officer

Erin K. Morris, Treasurer

Susan C. Curry, Assistant Treasurer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

About the Legg Mason Funds

Equity Funds American Leading Companies Trust Classic Valuation Fund Growth Trust Special Investment Trust U.S. Small-Capitalization Value Trust Value Trust	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

Specialty Funds Opportunity Trust	The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Global Funds Emerging Markets Trust International Equity Trust Taxable Bond Funds Investment Grade Income Portfolio Limited Duration Bond Portfolio	Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmason.com/funds/about/aboutlmf.asp#results.

Tax-Free Bond Funds Maryland Tax-Free Income Trust	The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. For a free prospectus for this or any other Legg Mason Fund, visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds	Legg Mason Investor Services—Institutional
For Primary Class Shareholders	For R, FI and I Class Shareholders
c/o BFDS,	c/o BFDS
P.O. Box 55214	P.O. Box 8037
Boston, MA 02205-8504	Boston, MA 02206-8037
800-822-5544	888-425-6432
www.leggmasonfunds.com	www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distributor A Legg Mason, Inc. subsidiary

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable for semiannual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax-Free Income Fund

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Tax-Free Income Fund
Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Tax-Free Income Fund
Date: November 27, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Tax-Free Income Fund
Date: November 20, 2007